Property and Equipment, Net - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Property Plant And Equipment [Abstract]
Depreciation expense	$ 66,000	$ 57,000	$ 195,000	$ 146,000